Pension and Other Postretirement Benefits (Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Retiree Medicare drug subsidy
2018	$ (5)
2019	(5)
2020	(5)
2021	(5)
2022	(5)
2023-2027	(22)
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	448
2019	266
2020	263
2021	261
2022	258
2023-2027	1,229
Expected contribution in the next fiscal year	53
Postretirement benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	54
2019	52
2020	49
2021	46
2022	43
2023-2027	172
Expected contribution in the next fiscal year	$ 49